Premises, Equipment And Leases (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 years
Premises, Equipment And Leases [Abstract]
Aggregate minimum income under sublease agreements	$ 5.1
Maximum duration of noncancelable operating leases, years	30